Inventory (Details) - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
Inventory Abstract
Raw materials		€ 5,785	€ 3,685
Work in progress*	[1]	16,551
Inventory		€ 22,336	€ 3,685

[1]	The additions relate to materials acquired during the period for the purpose of developing our HEVO technology.